Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands	Ordinary shares		Additional paid-in capital	Currency translation differences	Accumulated deficit	Total
Balance at Dec. 31, 2019	$ 2,368		$ 69,949	$ (969)	$ (67,260)	$ 4,088
Balance (in Shares) at Dec. 31, 2019	5,670,829
Issuance of ordinary shares and warrants, net of issuance costs	$ 195		4,205			4,400
Issuance of ordinary shares and warrants, net of issuance costs (in Shares)	445,000
Exercise of options	$ 7		60			67
Exercise of options (in Shares)	15,788
Conversion of prepaid warrants to ordinary shares	$ 137		(137)
Conversion of prepaid warrants to ordinary shares (in Shares)	320,000
Share-based compensation	$ 6		788			794
Share-based compensation (in Shares)	15,919
Comprehensive loss					(3,572)	(3,572)
Balance at Jun. 30, 2020	$ 2,713		74,865	(969)	(70,832)	5,777
Balance (in Shares) at Jun. 30, 2020	6,467,536
Balance at Mar. 31, 2020	$ 2,712		74,387	(969)	(68,861)	7,269
Balance (in Shares) at Mar. 31, 2020	6,463,695
Exercise of options		[1]	2			2
Exercise of options (in Shares)	500
Share-based compensation	$ 1		476			477
Share-based compensation (in Shares)	3,341
Comprehensive loss					(1,971)	(1,971)
Balance at Jun. 30, 2020	$ 2,713		74,865	(969)	(70,832)	5,777
Balance (in Shares) at Jun. 30, 2020	6,467,536
Balance at Dec. 31, 2020	$ 2,933		75,547	(969)	(73,034)	4,477
Balance (in Shares) at Dec. 31, 2020	6,963,838
Issuance of ordinary shares and warrants, net of issuance costs	$ 1,035		31,758			32,793
Issuance of ordinary shares and warrants, net of issuance costs (in Shares)	2,250,000
Exercise of options	$ 13		97			110
Exercise of options (in Shares)	27,142
Exercise of warrants, net of issuance costs	$ 467		3,551			4,018
Exercise of warrants, net of issuance costs (in Shares)	1,017,149
Share-based compensation			954			954
Share-based compensation (in Shares)
Comprehensive income					7,086	7,086
Balance at Jun. 30, 2021	$ 4,448		111,907	(969)	(65,948)	49,438
Balance (in Shares) at Jun. 30, 2021	10,258,129
Balance at Mar. 31, 2021	$ 4,290		110,238	(969)	(62,910)	50,649
Balance (in Shares) at Mar. 31, 2021	9,914,740
Exercise of options	$ 1		6			7
Exercise of options (in Shares)	1,240
Exercise of warrants, net of issuance costs	$ 157		1,194			1,351
Exercise of warrants, net of issuance costs (in Shares)	342,149
Share-based compensation			469			469
Comprehensive loss					(3,038)	(3,038)
Balance at Jun. 30, 2021	$ 4,448		$ 111,907	$ (969)	$ (65,948)	$ 49,438
Balance (in Shares) at Jun. 30, 2021	10,258,129

[1]	Represent an amount less than 1.